Subsidiaries	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [abstract]
Subsidiaries
Note 7 - Subsidiaries

A.	Presented hereunder is a list of the Group’s significant subsidiaries:

		The Group’s ownership interest in
		the subsidiary for the year ended December 31
	Principal location of the subsidiary's activity	2017	2018
Name of subsidiary
Cellcom Fixed Line Communication L.P.	Israel	100%	100%
Dynamica Cellular Ltd.	Israel	100%	100%

B.
In 2017, following the Ministry of Communication's requirement to unify the unified licenses held by each communications group into one unified license, the Company completed a reorganization of its subsidiaries, following which all the Company's fixed-line operation under the unified license are unified under the Company's wholly owned subsidiary Cellcom Fixed Line Communications, Limited Partnership.